Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 712	$ 610
Liabilities currently not deductible for tax	238	342
Tax credit carryforwards	25	34
Unrealized loss on cash flow hedges and retirement liabilities	120	39
Others	11	11
Deferred tax assets, Gross, Total	1,106	1,036
Valuation allowance against tax benefit of loss carryforwards	(663)	(528)
Other valuation allowance	(79)	(111)
Deferred tax assets, Net, Total	364	397
Tax depreciation in excess of book depreciation	208	170
Other assets book value in excess of tax value		15
Tax on undistributed foreign earnings	7	5
Unrealized gain on cash flow hedges and retirement liabilities	9	21
Deferred tax liabilities, Total	224	211
Net deferred tax assets	$ 140	$ 186